Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Useful Life (Details)	Jun. 30, 2023
Buildings and Improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated Useful Life	39 years
Buildings and Improvements | Minimum
Property Plant And Equipment [Line Items]
Estimated Useful Life	10 years
Cooperage | Maximum
Property Plant And Equipment [Line Items]
Estimated Useful Life	5 years
Cooperage | Minimum
Property Plant And Equipment [Line Items]
Estimated Useful Life	3 years
Furniture and Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated Useful Life	10 years
Furniture and Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated Useful Life	3 years
Machinery and Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated Useful Life	20 years
Machinery and Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated Useful Life	5 years
Vineyards | Maximum
Property Plant And Equipment [Line Items]
Estimated Useful Life	10 years
Vineyards | Minimum
Property Plant And Equipment [Line Items]
Estimated Useful Life	7 years